Revenue Recognition - Schedule of Disaggregate Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 8,254,941	$ 11,015,057	$ 17,857,469	$ 21,701,253	$ 39,914,675	$ 42,998,280
ATGC India [Member]
Total revenue			114,184	177,105
Ameri 100 California [Member]
Total revenue			6,733,692	5,684,839
Ameri 100 Arizona [Member]
Total revenue			1,843,565	4,852,187
Ameri 100 Canada [Member]
Total revenue			214,578	346,349
Ameri 100 Georgia [Member]
Total revenue			3,168,466	6,610,680
Bigtech Software [Member]
Total revenue			39,170	177,542
Ameri 100 Consulting Pvt Ltd [Member]
Total revenue			179,406	56,392
Ameri Partners [Member]
Total revenue			$ 5,564,408	$ 3,796,159